Expense Example	Jun. 09, 2026 USD ($)
Leverage Shares 2X Long SPCX Daily ETF | Leverage Shares 2X Long SPCX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Short SPCX Daily ETF | Leverage Shares 2X Short SPCX Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 242